Note 6 - Stock Based Compensation - 10Q (Details) - Stock Based Compensation Activity (USD $)	12 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Employee Stock Option [Member] 2011 Omnibus Incentive Plan [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member] 2011 Omnibus Incentive Plan [Member]
Note 6 - Stock Based Compensation - 10Q (Details) - Stock Based Compensation Activity [Line Items]
Shares	236,000		223,500
Shares (in Dollars per share)	$ 6.23		$ 6.65
RSUs				0
RSUs (in Dollars per share)				$ 0
Granted				58,500
Granted (in Dollars per share)				$ 8.90
Forfeited				0
Forfeited (in Dollars per share)				$ 0
Granted	67,500	255,500	0
Granted (in Dollars per share)	$ 7.96	$ 6.26	$ 0
Forfeited	80,000	19,500	(4,500)
Forfeited (in Dollars per share)	$ 6.52	$ 6.57	$ 6.57
Shares	223,500	236,000	219,000
Shares (in Dollars per share)	$ 6.65	$ 6.23	$ 6.66
RSUs				58,500
RSUs (in Dollars per share)				$ 8.90